FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
Fair value measurement [Abstract]
Disclosure of fair value measurement [text block]
23. Fair value measurement
Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In assessing the fair value of a particular contract, the market participant would consider the credit risk of the counterparty to the contract. Consequently, when it is appropriate to do so, the Company adjusts the valuation models to incorporate a measure of credit risk. Fair value represents management's estimates of the current market value at a given point in time.

The Company has certain financial assets and liabilities that are held at fair value. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

There were no transfers among Levels 1, 2 and 3 during the year ended December 31, 2017 or the year ended December 31, 2016. The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer.

Valuation methodologies for Level 2 and 3 financial assets and liabilities:
Provisionally priced contracts and gold and copper swap contracts
The fair value of the provisionally priced contracts and the gold and copper swap contracts is calculated using the mark-to-market forward prices of London Metals Exchange gold and copper based on the applicable settlement dates of the outstanding provisionally priced contracts and copper swap contracts.

Gold and copper price option contracts and copper forward contracts
The fair value of the gold and copper price option contracts and copper forward contracts are calculated using the mark-to-market method based on fair value prices obtained from the counterparties of the gold price option contracts, copper price option contracts and copper forward contracts.

Gold stream obligation
The fair value of the gold stream obligation is calculated using the risk-free interest rate derived from the fifteen-year U.S. Treasury rate, forward metal prices, company specific credit spread based on the yield on the Company’s 2025 Senior Unsecured Notes, and expected gold and silver ounces to be delivered from the Rainy River project life of mine model.

Performance share units (PSU)
The fair value of the PSU liability is calculated using the quantity of base options subject to cash settlement, the weighted-average three-year achieved performance ratio (calculated using the annualized return of the Company’s share price compared to the annualized return of the S&P Global Gold Index) and the expected share price at the end of the vesting period.

The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2017		As at December 31, 2016
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Loans and receivables at amortized cost		216.2		185.9
Trade and other receivables	Loans and receivables at amortized cost		29.0		41.6
Provisionally priced contracts	Financial instruments at FVTPL	2	4.2	2	4.5
Gold and copper swap contracts	Financial instruments at FVTPL	2	(6.1)	2	(9.0)
Gold price option contracts	Financial Instruments at FVTPL	2	-	2	17.6
Investments	Financial instruments at FVTPL	1	1.0	1	1.1
Copper forward contracts	Financial instruments at FVTPL	2	-	2	0.3
FINANCIAL LIABILITIES
Trade and other payables(1)	Financial liabilities at amortized cost		146.0		168.3
Long-term debt	Financial liabilities at amortized cost		1,007.7		889.5
Warrants	Financial Instruments at FVTPL	1	-	1	1.3
Gold stream obligation	Financial Instruments at FVTPL	3	273.5	3	246.5
Diesel swap contracts	Financial liability at fair value through OCI	2	-	2	0.1
Performance share units	Financial Instruments at FVTPL	3	1.8	3	2.1
Restricted share units	Financial instruments at FVTPL	1	0.8	1	0.9
Copper price option contracts	Financial instruments at FVTPL	2	4.1	2	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations, copper forward contracts and the short-term portion of the gold stream obligation.

The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2017			As at December 31, 2016
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	216.2	216.2	185.9	185.9
Trade and other receivables	29.0	29.0	41.6	41.6
Provisionally priced contracts	4.2	4.2	4.5	4.5
Gold and copper swap contracts	(6.1)	(6.1)	(9.0)	(9.0)
Investments	1.0	1.0	1.1	1.1
Gold price option contracts	-	-	17.6	17.6
Copper forward contracts	-	-	0.3	0.3
FINANCIAL LIABILITIES
Trade and other payables(1)	146.0	146.0	168.3	168.3
Long-term debt	1,007.7	1,064.3	889.5	920.0
Gold stream obligation	273.5	273.5	246.5	246.5
Share purchase warrants	-	-	1.3	1.3
Diesel swap contracts	-	-	0.1	0.1
Performance share units	1.8	1.8	2.1	2.1
Restricted share units	0.8	0.8	0.9	0.9
Copper price option contracts	4.1	4.1	-	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation, copper price option contracts and the short-term portion of the gold stream obligation.